PROPERTY AND EQUIPMENT - Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property plant and equipment
Property, plant and equipment at beginning of period	$ 6,719	$ 6,239
Impairment	15	100
Property, plant and equipment at end of period	6,097	6,719
Gross carrying amount
Property plant and equipment
Property, plant and equipment at beginning of period	14,858	12,523
Reclassified to assets held for sale	(675)
Acquisitions		199
Additions	1,273	1,412
Disposals	(744)	(508)
Translation adjustment	(299)	1,232
Property, plant and equipment at end of period	14,413	14,858
Amortization and impairment
Property plant and equipment
Property, plant and equipment at beginning of period	(8,139)	(6,284)
Reclassified to assets held for sale	482
Depreciation charges	(1,454)	(1,439)
Disposals	695	464
Impairment	(15)	(100)
Translation adjustment	115	(780)
Property, plant and equipment at end of period	(8,316)	(8,139)
Telecommunications equipment
Property plant and equipment
Property, plant and equipment at beginning of period	5,166	4,847
Property, plant and equipment at end of period	4,997	5,166
Telecommunications equipment | Gross carrying amount
Property plant and equipment
Property, plant and equipment at beginning of period	12,092	10,068
Reclassified to assets held for sale	(662)
Acquisitions		116
Additions	39	62
Disposals	(671)	(444)
Transfer	1,426	1,153
Translation adjustment	(284)	1,137
Property, plant and equipment at end of period	11,940	12,092
Telecommunications equipment | Amortization and impairment
Property plant and equipment
Property, plant and equipment at beginning of period	(6,926)	(5,221)
Reclassified to assets held for sale	478
Depreciation charges	(1,270)	(1,266)
Disposals	635	415
Transfer	14	(17)
Impairment	(5)	(65)
Translation adjustment	131	(772)
Property, plant and equipment at end of period	(6,943)	(6,926)
Land, buildings and constructions
Property plant and equipment
Property, plant and equipment at beginning of period	243	244
Property, plant and equipment at end of period	240	243
Land, buildings and constructions | Gross carrying amount
Property plant and equipment
Property, plant and equipment at beginning of period	461	423
Reclassified to assets held for sale	(1)
Acquisitions		10
Additions	14	7
Disposals	(5)	(9)
Transfer	15	9
Translation adjustment	(2)	21
Property, plant and equipment at end of period	482	461
Land, buildings and constructions | Amortization and impairment
Property plant and equipment
Property, plant and equipment at beginning of period	(218)	(179)
Depreciation charges	(32)	(33)
Disposals	5	6
Transfer	1	(1)
Impairment		(2)
Translation adjustment	2	(9)
Property, plant and equipment at end of period	(242)	(218)
Office and other equipment
Property plant and equipment
Property, plant and equipment at beginning of period	456	425
Property, plant and equipment at end of period	470	456
Office and other equipment | Gross carrying amount
Property plant and equipment
Property, plant and equipment at beginning of period	1,319	1,113
Reclassified to assets held for sale	(5)
Acquisitions		39
Additions	26	21
Disposals	(49)	(33)
Transfer	164	52
Translation adjustment	24	127
Property, plant and equipment at end of period	1,479	1,319
Office and other equipment | Amortization and impairment
Property plant and equipment
Property, plant and equipment at beginning of period	(863)	(688)
Reclassified to assets held for sale	3
Depreciation charges	(152)	(140)
Disposals	42	29
Transfer	(17)	21
Impairment		(6)
Translation adjustment	(22)	(79)
Property, plant and equipment at end of period	(1,009)	(863)
Equipment not installed and assets under construction
Property plant and equipment
Property, plant and equipment at beginning of period	854	723
Property, plant and equipment at end of period	390	854
Equipment not installed and assets under construction | Gross carrying amount
Property plant and equipment
Property, plant and equipment at beginning of period	986	919
Reclassified to assets held for sale	(7)
Acquisitions		34
Additions	1,194	1,322
Disposals	(19)	(22)
Transfer	(1,605)	(1,214)
Translation adjustment	(37)	(53)
Property, plant and equipment at end of period	512	986
Equipment not installed and assets under construction | Amortization and impairment
Property plant and equipment
Property, plant and equipment at beginning of period	(132)	(196)
Reclassified to assets held for sale	1
Disposals	13	14
Transfer	2	(3)
Impairment	(10)	(27)
Translation adjustment	4	80
Property, plant and equipment at end of period	$ (122)	$ (132)